CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses
General and administrative expenses	¥ (99,254)	$ (13,598)	¥ (104,334)	¥ (109,195)
Total operating expenses	(568,241)	(77,849)	(561,384)	(579,592)
Operating loss
Operating loss	71,912	9,852	159,887	111,582
Other income, net	38,689	5,300	42,686	21,190
Income before income taxes	110,601	15,152	202,573	132,772
Income tax expenses	(12,012)	(1,646)	(21,666)	(22,953)
Net income	98,589	13,506	180,907	109,819
Total comprehensive income	104,643	14,335	188,365	154,993
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(11,449)	(1,569)	(16,011)	(18,993)
Total operating expenses	(11,449)	(1,569)	(16,011)	(18,993)
Operating loss
Operating loss	(11,449)	(1,569)	(16,011)	(18,993)
Share of income from subsidiaries, the VIE and VIE's subsidiaries	102,725	14,073	190,880	126,241
Other income, net	7,313	1,002	6,038	2,571
Income before income taxes	98,589	13,506	180,907	109,819
Net income	98,589	13,506	180,907	109,819
Total comprehensive income	¥ 104,643	$ 14,335	¥ 188,365	¥ 154,993